UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund:  BlackRock New York Municipal Income Trust II (BFY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 141.5%
Corporate — 3.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$150,688
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 7/01/22	350	386,239
5.00%, 7/01/28	330	353,654
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	209,334
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	613,115
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	500	629,330
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	628,181

		2,970,541
County/City/Special District/School District — 38.7%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	510	573,796
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	1,700	2,032,707
Series E, 5.50%, 8/01/25	1,280	1,584,730
Series E, 5.00%, 8/01/30	500	578,760
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	522,670
Series G-1, 6.25%, 12/15/31	5	5,412
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	806,024
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	265,161
Sub-Series I-1, 5.38%, 4/01/36	135	145,272

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (c)	$1,000	$213,630
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,250	1,441,525
5.00%, 11/15/45	2,340	2,692,849
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,750	672,035
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	500	169,170
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (c)	500	260,460
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,372
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	501,190
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	400,952
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	401,132
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	502,990
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	928,174
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	533,585
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	118,021
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	139,717
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,859,946
5.75%, 2/15/47	1,550	1,766,008

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(AGM), 5.00%, 2/15/47	$850	$852,966
(NPFGC), 4.50%, 2/15/47	1,110	1,113,408
Hudson Yards Infrastructure Corp., Refunding RB, 2nd Indenture, Series A, 5.00%, 2/15/45	565	658,479
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,540,686
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	544,275
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	218,112
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,133,660
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,389,900
4 World Trade Center Project, 5.75%, 11/15/51	670	769,495
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,000	1,119,810
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	753,032

		30,318,111
Education — 25.7%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	288,753
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	286,622
New York Law School Project, 5.00%, 7/01/41	265	290,130
New York Law School Project, 4.00%, 7/01/45	185	187,007

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	$500	$529,380
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	513,168
Carnegie Hall, 4.75%, 12/01/39	700	751,016
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,096,830
Series B, 4.00%, 8/01/35	190	199,654
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	500	550,240
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	311,822
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	135,309
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 7/01/42	165	194,155
4.00%, 7/01/46	310	326,030
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/21 (b)	1,000	1,157,470
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	274,097

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	$350	$384,807
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	172,934
5.38%, 9/01/41	650	735,813
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	502,704
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 9/01/44	400	451,656
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	567,870
Fordham University, Series A, 5.50%, 7/01/36	150	172,169
Series B, 5.75%, 3/15/36	300	325,029
State University Dormitory Facilities, Series A, 5.00%, 7/01/19 (b)	250	271,107
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	748,015
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,318,068
University of Rochester, Series A, 5.13%, 7/01/19 (b)	215	233,705
University of Rochester, Series A, 5.13%, 7/01/39	35	37,716
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	173,018
Brooklyn Law School, 5.75%, 7/01/33	250	268,530
Fordham University, 5.00%, 7/01/44	640	727,238
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	685	778,989
New York University, Series A, 5.00%, 7/01/37	600	687,516

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Skidmore College, Series A, 5.25%, 7/01/29	$200	$230,712
Skidmore College, Series A, 5.25%, 7/01/31	300	341,139
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,432,280
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	812,280
State University Dormitory Facilities, Series A, 5.00%, 7/01/46	310	363,007
Teachers College, 5.50%, 3/01/19 (b)	650	701,512
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	238,195
Hofstra University Project, 4.00%, 7/01/37	220	232,146
Hofstra University Project, 5.00%, 7/01/47	100	115,560

		20,115,398
Health — 14.9%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	195	177,684
4.00%, 7/01/41	290	297,555
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	333,852
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,237
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	204,608

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project (continued):
5.00%, 12/01/46	$320	$360,163
Series A, 5.00%, 12/01/32	180	199,960
Series A, 5.00%, 12/01/37	250	274,645
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,625,740
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17 (b)	350	357,728
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	166,485
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	979,166
Series B, 6.00%, 11/01/20 (b)	130	151,349
Series B, 6.00%, 11/01/30	20	22,337
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	546,205
State of New York Dormitory Authority, RB, Series A:
General Purpose, 5.00%, 2/15/42	250	292,360
Healthcare, 5.00%, 3/15/19 (b)	500	536,345
New York State Association for Retarded Children, Inc., 6.00%, 7/01/19 (b)	250	276,200
New York University Hospitals Center, 5.75%, 7/01/20 (b)	425	484,470
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	136,136
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	551,260

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB (continued):
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	$1,000	$1,113,260
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	824,827
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	860	973,262
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	533,325

		11,649,159
Housing — 5.5%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,055,050
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	451,524
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	280	272,219
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	524,305
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 5/01/40	265	301,387
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	686,439

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
State of New York HFA, RB (continued):
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	$1,000	$1,007,300

		4,298,224
State — 7.5%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/36	340	393,207
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	875,235
State of New York, GO, Series A, 5.00%, 2/15/39	500	532,600
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,221,651
Series B, 5.00%, 3/15/42	1,000	1,125,320
Series C, 5.00%, 3/15/34	1,000	1,122,600
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	589,560

		5,860,173
Tobacco — 2.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	400	416,628
Counties of New York Tobacco Trust VI, Refunding RB, Settlement Pass-Through Turbo, Series C, 4.00%, 6/01/51	750	711,015
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 6/01/39	250	254,470
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	256,006

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 6/01/42	$295	$298,278

		1,936,397
Transportation — 26.7%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	314,358
Series C, 6.50%, 11/15/28	145	156,834
Series E, 5.00%, 11/15/38	1,000	1,130,980
Series H, 5.00%, 11/15/25	500	588,615
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series B-2, 3.13%, 11/15/33	330	332,907
Green Bond, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	545,990
Green Bonds, Series A-1, 5.25%, 11/15/56	250	288,970
Series F, 5.00%, 11/15/30	1,500	1,747,935
Series F, 5.00%, 11/15/35	500	581,080
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	1,120	1,235,259
5.00%, 11/15/51	95	103,321
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	569,235
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	975	1,062,828
5.25%, 1/01/50	925	1,017,889
(AGM), 4.00%, 7/01/41	300	307,437
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	920	979,901

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	$1,000	$1,125,900
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
147th Series, AMT, 4.75%, 4/15/37	500	500,385
177th Series, AMT, 4.00%, 1/15/43	480	493,373
178th Series, AMT, 5.00%, 12/01/43	430	474,570
189th Series, 5.00%, 5/01/45	800	917,448
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	725	838,049
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	1,530	1,731,470
Series I, 5.00%, 1/01/42	1,030	1,161,294
Series J, 5.00%, 1/01/41	1,000	1,124,370
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	280,097
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	505	305,990
General, Series A, 5.25%, 11/15/45	370	435,686
General, Series A, 5.00%, 11/15/50	500	573,730

		20,925,901
Utilities — 16.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 6/15/47	245	294,032
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,500	1,747,800

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Water & Sewer System, RB, Series DD, 5.00%, 6/15/47	$270	$315,479
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (c)	3,515	2,631,013
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,238,840
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	500	541,290
Series B, 5.00%, 9/01/41	75	86,250
Series B, 5.00%, 9/01/46	410	470,081
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
SRF, Series B, 5.00%, 6/15/36	350	396,788
State Clean Water & Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,562,955
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	350	359,499
Series E, 5.00%, 12/15/41	2,690	3,114,428

		12,758,455
Total Municipal Bonds in New York		110,832,359

Multi-State — 2.8%
Housing — 2.8%
Centerline Equity Issuer Trust (a)(d):
Series A-4-2, 6.00%, 10/31/19	1,000	1,077,320
Series B-3-2, 6.30%, 10/31/19	1,000	1,082,950
Total Municipal Bonds in Multi-State		2,160,270

Puerto Rico — 2.5%
Housing — 1.3%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,049,750

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	$900	$900,585
Total Municipal Bonds in Puerto Rico		1,950,335
Total Municipal Bonds — 146.8%		114,942,964

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 18.0%
County/City/Special District/School District — 4.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	573,500
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	588,895
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,271,179

		3,433,574
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	510	593,882
State — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,381,077
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	305,643
4.00%, 10/15/32	350	385,882

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	$1,000	$1,105,520

		3,178,122
Transportation — 3.3%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,129,240
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	855,952
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	584,435

		2,569,627
Utilities — 5.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	185	194,072
5.75%, 6/15/40	55	58,028
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,694,250
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,125,986
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	992	1,064,017
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	207,776

		4,344,129
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.0%		14,119,334
Total Long-Term Investments (Cost — $118,950,252) — 164.8%		129,062,298

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	7

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.00% (f)(g)	166,575	$166,609
Total Short-Term Securities (Cost — $166,592) — 0.2%		166,609
Total Investments (Cost — $119,116,844*) — 165.0%		129,228,907
Other Assets Less Liabilities — 1.5%		1,155,931
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.0)%		(7,837,944)
VRDP Shares, at Liquidation Value — (56.5)%		(44,246,068)

Net Assets Applicable to Common Shares — 100.0%		$78,300,826

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$111,000,396

Gross unrealized appreciation	$10,411,608
Gross unrealized depreciation	—

Net unrealized appreciation	$10,411,608

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.

(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended May 31, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,513,916	(3,347,341)	166,575	$166,608	$3,640	$173	$17

[1]	Includes net capital gain distributions

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(20)	5-Year U.S. Treasury Note	September 2017	$2,366,250	$(3,494)
(38)	10-Year U.S. Treasury Note	September 2017	$4,799,281	(14,443)
(21)	Long U.S. Treasury Bond	September 2017	$3,230,063	(26,279)
(9)	Ultra U.S. Treasury Bond	September 2017	$1,486,125	(17,849)
Total				$(62,065)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	9

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$129,062,298	—	$129,062,298
Short-Term Investments	$166,609	—	—	166,609

Total	$166,609	$129,062,298	—	$129,228,907

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(62,065)	—	—	$(62,065)

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(7,816,903)	—	$(7,816,903)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

Total	—	$(52,216,903)	—	$(52,216,903)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	MAY 31, 2017	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: July 24, 2017